Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share-based payments reserve	Translation reserve	Additional paid-in capital	Accumulated deficit	Total shareholders' equity	Non-controlling interest	Total
Beginning Balance at Dec. 31, 2020	$ 27	$ 11,972	$ 1	$ 111	$ (114,019)	$ (101,908)		$ (101,908)
Beginning Balance (in Shares) at Dec. 31, 2020	20,000
Profit/Loss for the year					(117,455)	(117,455)	$ 11	(117,444)
Other comprehensive income			36		(25)	11		11
Total comprehensive income/(loss) for the year		11,972	37	111	(117,480)	(117,444)	11	(117,433)
Equity contribution from shareholders	$ (27)			119,681		119,654		119,654
Issuance of ordinary shares related to business combination (in shares)	196,503,101
Share-based payments		128,517			2	128,519		128,519
Share warrant obligations				(32,109)		(32,109)		(32,109)
Acquisition of non-controlling interest							33	33
Distribution to shareholders				61,804	96,000	157,804		157,804
Total transactions with shareholders	$ (27)	128,517		25,768	(95,998)	58,260	33	58,293
Total Transaction With Shareholders Shares	196,503,101
Ending Balance at Dec. 31, 2021		140,489	37	25,879	(327,497)	(161,092)	44	(161,048)
Ending Balance (in Shares) at Dec. 31, 2021	196,523,101
Profit/Loss for the year					7,303	7,303	107	7,410
Other comprehensive income			3,456	(118)		3,338		3,338
Total comprehensive income/(loss) for the year			3,456	(118)	7,303	10,641	107	$ 10,748
Issuance of ordinary shares related to business combination (in shares)	569,301							569,301
Issue of ordinary shares related to business combination				(2,103)		(2,103)		$ (2,103)
Share-based payments		3,751				3,751		3,751
Elimination Of Non-Controlling Interest On Disposal Of Subsidiaries							(151)	(151)
Distribution to shareholders				27		27		27
Total transactions with shareholders		3,751		(2,076)		1,675	$ (151)	1,524
Total Transaction With Shareholders Shares	569,301
Ending Balance at Dec. 31, 2022		144,240	3,493	23,685	(320,194)	(148,776)		(148,776)
Ending Balance (in Shares) at Dec. 31, 2022	197,092,402
Profit/Loss for the year					46,115	46,115		46,115
Other comprehensive income			1,650	187		1,837		1,837
Total comprehensive income/(loss) for the year			1,650	187	46,115	47,952		47,952
Share-based payments		(647)		1,659		1,012		1,012
Share-based payments and exercise of options (shares)	549,005
Total transactions with shareholders		(647)		1,659		1,012		1,012
Total Transaction With Shareholders Shares	549,005
Ending Balance at Dec. 31, 2023		$ 143,593	$ 5,143	$ 25,531	$ (274,079)	$ (99,812)		$ (99,812)
Ending Balance (in Shares) at Dec. 31, 2023	197,641,407